As filed with the Securities and Exchange Commission on April 24, 2017

Securities Act of 1933 Registration No. 033-51308

Investment Company Act of 1940 Registration No. 811-07142

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.
Post-Effective Amendment No. 140	☒

and/or

REGISTRATION STATEMENT

Under

the Investment Company Act of 1940

Amendment No. 143	☒

HIGHLAND FUNDS II

(Exact Name of Registrant as Specified in Charter)

c/o Highland Capital Management Fund Advisors, L.P.

200 Crescent Court, Suite 700

Dallas, Texas 75201

(Address of Principal Executive Offices, including Zip Code)

Registrant’s Telephone Number, Including Area Code: 877-665-1287

(Name and Address of Agent for Service)	Copy to:

Mr. Dustin Norris c/o Highland Capital Management Fund Advisors, L.P. 200 Crescent Court, Suite 700 Dallas, Texas 75201	Brian McCabe Ropes & Gray LLP Prudential Tower 800 Boylston Street Boston, Massachusetts 02199-3600

It is proposed that this filing will become effective: (check appropriate box)

☒	immediately upon filing pursuant to paragraph (b); or
☐	on pursuant to paragraph (b); or
☐	60 days after filing pursuant to paragraph (a)(1); or
☐	on pursuant to paragraph (a)(1); or
☐	75 days after filing pursuant to paragraph (a)(2); or
☐	on pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 140 under the Securities Act and Amendment No. 143 under the 1940 Act to be signed on its behalf by the undersigned, duly authorized, in the City of Dallas, State of Texas on this 24th day of April, 2017.

By:	/s/ J. Bradley Ross
J. Bradley Ross President and Principal Executive Officer

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 140 to Registrant’s Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Ethan Powell
Ethan Powell*	Trustee	April 24, 2017

/s/ Timothy K. Hui
Timothy K. Hui*	Trustee	April 24, 2017

/s/ Dr. Bob Froehlich
Dr. Bob Froehlich*	Trustee	April 24, 2017

/s/ John Honis
John Honis*	Trustee	April 24, 2017

/s/ Bryan A. Ward
Bryan A. Ward*	Trustee	April 24, 2017

/s/ Brian Mitts
Brian Mitts	Secretary, Principal Financial Officer and Principal Accounting Officer	April 24, 2017

* By:	/s/ J. Bradley Ross
J. Bradley Ross
Attorney in Fact**

April 24, 2017

**	Pursuant to power of attorney dated January 28, 2016, incorporated herein by reference to Post-Effective Amendment No. 133 to the Registration Statement, previously filed with the Commission on January 28, 2016 (Accession Number 0001193125-16-442134).

Exhibit Index

Exhibit No.

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase